Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	ATM offering	Share capital	Share capital ATM offering	Reserves	Retained earnings (deficit)	Accumulated other comprehensive income
Balance at Dec. 31, 2023	$ 111,920		$ 214,270		$ 31,946	$ (128,944)	$ (5,352)
Balance (in shares) at Dec. 31, 2023			174,278,556
Share-based compensation	4,145				4,145
Shares issued in consideration for services and under the ATM	800	$ 12,706	$ 800	$ 12,706
Shares issued in consideration for services and under the ATM (in shares)			666,667	9,186,700
Share issuance costs	(572)		$ (572)
Options exercised	466		$ 882		(416)
Options exercised (in shares)			450,000
Net (loss) income	115,777					115,777
Currency translation differences of foreign operations	16						16
Balance at Sep. 30, 2024	245,258		$ 228,086		35,675	(13,167)	(5,336)
Balance (in shares) at Sep. 30, 2024			184,581,923
Balance at Dec. 31, 2024	228,057		$ 235,782		36,040	(37,849)	(5,916)
Balance (in shares) at Dec. 31, 2024			188,772,683
Share-based compensation	5,088				5,088
Shares issued in consideration for services and under the ATM		$ 32,785		$ 32,785
Shares issued in consideration for services and under the ATM (in shares)		1,673,975		16,311,935
Share issuance costs	(1,228)		$ (1,228)
Conversion of DSUs to common shares			$ 2,110		(2,110)
Conversion of DSUs to common shares (in shares)			933,740
Vesting of restricted stock units			$ 649		(649)
Vesting of restricted stock units (in shares)			576,113
Options exercised	453		$ 860		(407)
Options exercised (in shares)			450,000
Net (loss) income	(12,653)					(12,653)
Currency translation differences of foreign operations	620						620
Balance at Sep. 30, 2025	$ 253,122		$ 270,958		$ 37,962	$ (50,502)	$ (5,296)
Balance (in shares) at Sep. 30, 2025			207,044,471